Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 222,977
2019	142,771
2020	311,698
2021	121,663
2022	392,461
Thereafter	1,858,371
Total, including adjustment	$ 3,049,941